Document and Entity Information	Apr. 16, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 16, 2020
Entity Registrant Name	MANPOWERGROUP INC.
Entity Central Index Key	0000871763
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Entity File Number	1-10686
Entity Incorporation, State or Country Code	WI
Entity Tax Identification Number	39-1672779
Entity Address, Address Line One	100 Manpower Place
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53212
City Area Code	(414)
Local Phone Number	961-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $.01 par value
Trading Symbol	MAN
Name of each exchange on which registered	NYSE